Income taxes - Changes in the valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Balance, beginning of year	$ (35,521)	$ (30,742)
(Increase) decrease due to foreign currency translation	1,614	(195)
(Increase) related to non-utilization of deferred tax assets due to uncertainty of recovery and (increase) related to non-utilization of net operating loss carryforwards	(11,823)	(4,717)
Decrease related to utilization and expiration of deferred tax assets, other	111	242
Items in equity		(109)
Balance, end of year	$ (45,619)	$ (35,521)